Investment Objectives and Goals	Aug. 21, 2026
Emerging Markets AI MAG 3 ETF
Prospectus [Line Items]
Risk/Return [Heading]	EMERGING MARKETS AI MAG 3 ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Emerging Markets AI Mag 3 ETF seeks long-term capital appreciation.
Emerging Markets Memory ETF
Prospectus [Line Items]
Risk/Return [Heading]	EMERGING MARKETS MEMORY ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Emerging Markets Memory ETF seeks long-term capital appreciation.
Emerging Markets Semiconductor ETF
Prospectus [Line Items]
Risk/Return [Heading]	EMERGING MARKETS SEMICONDUCTOR ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Emerging Markets Semiconductor ETF seeks long-term capital appreciation.
China AI Tigers LLM ETF
Prospectus [Line Items]
Risk/Return [Heading]	CHINA AI TIGERS LLM ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	China AI Tigers LLM ETF seeks long-term capital appreciation.
China AI ETF
Prospectus [Line Items]
Risk/Return [Heading]	CHINA AI ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	China AI ETF seeks long-term capital appreciation.
Emerging Markets GPU ETF
Prospectus [Line Items]
Risk/Return [Heading]	EMERGING MARKETS GPU ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Emerging Markets GPU ETF seeks long-term capital appreciation.